CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Current Assets:
Cash and cash equivalents	$ 2,288,426	$ 402,738
Accounts receivable (net of allowance for doubtful accounts of $246,953 at June 30, 2019 and $232,500 at June 30, 2018)	2,165,107	796,923
Inventories	1,734,604	1,144,068
Prepaid expenses	180,336	70,991
Total current assets	6,368,473	2,414,720
Fixed Assets:
Machinery and equipment	2,748,715	2,511,638
Leasehold improvements	668,446	553,596
Furniture and fixtures	168,450	148,303
Total	3,585,611	3,213,537
Less: Accumulated depreciation and amortization	3,202,605	3,164,051
Net fixed assets	383,006	49,486
Patents, net	54,087	47,275
Goodwill	687,664	0
TOTAL ASSETS	7,493,230	2,511,481
Current Liabilities:
Current portion of capital lease obligation	9,572	8,962
Accounts payable	1,174,263	703,538
Customer advances	450,192	857,842
Accrued compensation and other	533,944	362,502
Amount due for business acquisition	1,443,341	0
Total current liabilities	3,611,312	1,932,844
Capital lease obligation, net of current portion	5,027	14,601
Acquisition earn out liability	500,000	0
Stockholders' Equity:
Common stock, $0.01 par value: 50,000,000 shares authorized; issued and outstanding ? 12,071,139 shares at June 30, 2019 and 10,197,139 shares at June 30, 2018	120,712	101,972
Additional paid-in capital	48,893,172	45,484,186
Accumulated deficit	(45,636,993)	(45,022,122)
Total stockholders' equity	3,376,891	564,036
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 7,493,230	$ 2,511,481